Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 135,282	$ 129,836	$ 130,201
Acquisition costs deferred	15,611	17,240	19,553
Amortization charged to income	(16,603)	(13,213)	(29,783)
Effect of unrealized gains and losses	6,899	1,419	9,865
Balance, end of year	$ 141,189	$ 135,282	$ 129,836